Cover	May 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2024
Entity File Number	000-56174
Entity Registrant Name	Kid Castle Educational Corporation
Entity Central Index Key	0001049011
Entity Tax Identification Number	59-2549529
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	370 Amapola Ave.
Entity Address, Address Line Two	Suite 200A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	310
Local Phone Number	895-1839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par
Trading Symbol	KDCE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true